Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Dividends Declared

All figures in £ millions	2021	2020	2019
Final paid in respect of prior year 13.5p (2020: 13.5p; 2019: 13.5p)	102	101	101
Interim paid in respect of current year 6.3p (2020: 6.0p; 2019: 6.0p)	47	45	46

	149	146	147